UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASh SERIES M FUND

FORM N-Q

NOVEMBER 30, 2018

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 50.1%
FHLMC - 6.7%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35-12/1/38	$291,240	$314,542
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36-11/1/39	233,213	256,139
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	2/1/38-4/1/47	20,081,757	19,240,986
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	32,699	36,761
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	9/1/39	98,817	109,319
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/1/42-3/1/43	791,127	780,332
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	4/1/43-5/1/48	18,094,720	18,230,155
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/47	4,162,650	4,286,514
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	9/1/48-11/1/48	5,150,361	5,400,620
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	12/1/48	42,300,000	40,303,594	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	12/1/48	52,300,000	52,597,253	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	12/1/48	13,300,000	13,913,047	(a)

Total FHLMC				155,469,262

FNMA - 25.2%
Federal National Mortgage Association (FNMA)	3.740%	11/1/28	1,740,000	1,748,423
Federal National Mortgage Association (FNMA)	3.770%	1/1/29	1,181,000	1,182,107	(a)(b)
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-9/1/57	29,472,074	30,497,207
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	287,964	307,653
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-11/1/48	16,702,666	17,551,565
Federal National Mortgage Association (FNMA)	3.000%	12/1/33-12/1/48	300,300,000	286,239,090	(a)
Federal National Mortgage Association (FNMA)	3.500%	12/1/33-1/1/49	39,600,000	39,675,749	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	$36,267	$39,025
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	553,842	619,498
Federal National Mortgage Association (FNMA)	3.000%	12/1/37	4,584,741	4,433,426
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	44,023	49,507
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-6/1/57	50,381,382	50,777,811
Federal National Mortgage Association (FNMA)	3.500%	12/1/45-3/1/48	7,004,712	6,895,200
Federal National Mortgage Association (FNMA)	4.000%	12/1/48-1/1/49	103,750,000	104,308,944	(a)
Federal National Mortgage Association (FNMA)	4.500%	12/1/48	41,000,000	42,154,792	(a)
Federal National Mortgage Association (FNMA)	5.000%	12/1/48	1,300,000	1,360,176	(a)

Total FNMA				587,840,173

GNMA - 18.2%
Government National Mortgage Association (GNMA)	3.500%	6/15/48	10,572,387	10,504,965
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	1,664,829	1,816,204
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-9/20/48	7,868,467	8,167,107
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-11/20/48	46,828,428	48,983,789
Government National Mortgage Association (GNMA) II	3.500%	6/20/44	4,594,506	4,564,141
Government National Mortgage Association (GNMA) II	4.000%	9/20/45	3,084,041	3,134,196
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-2/20/48	15,425,516	14,863,105
Government National Mortgage Association (GNMA) II	3.500%	12/20/48	12,400,000	12,257,836	(a)
Government National Mortgage Association (GNMA) II	4.000%	12/20/48	600,000	607,324	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.500%	12/20/48-1/20/49	$225,100,000	$232,189,807	(a)
Government National Mortgage Association (GNMA) II	5.000%	12/20/48-1/20/49	84,700,000	88,234,236	(a)

Total GNMA				425,322,710

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,167,921,948)				1,168,632,145

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 24.9%
Alternative Loan Trust, 2005-24, 1A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	3.363%	7/20/35	615,726	507,098	(d)
Alternative Loan Trust, 2005-57CB, 4A3	5.500%	12/25/35	474,083	409,383
American Home Mortgage Investment Trust, 2005-1, 1A3 (1 mo. USD LIBOR + 0.620%)	2.901%	6/25/45	4,793,837	4,714,815	(d)
Banc of America Funding Trust, 2005-E, 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%, min. coupon of 1.430%)	2.448%	6/20/35	34,027	24,577	(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2003-4A, A1 (1 mo. USD LIBOR + 0.680%)	2.995%	10/25/34	4,702,694	4,496,566	(d)(e)
CHL Mortgage Pass-Through Trust, 2005-9, 1A1 (1 mo. USD LIBOR + 0.600%)	2.915%	5/25/35	48,409	45,369	(d)
Commercial Mortgage Pass-Through Trust, 2013-CR12, AM	4.300%	10/10/46	180,000	182,873
Commercial Mortgage Pass-Through Trust, 2013-CR12, B	4.762%	10/10/46	160,000	163,539	(d)
Commercial Mortgage Pass-Through Trust, 2013-CR12, C	5.254%	10/10/46	80,000	79,828	(d)
Commercial Mortgage Pass-Through Trust, 2014-CR20, B	4.239%	11/10/47	1,680,000	1,677,265	(d)
Commercial Mortgage Pass-Through Trust, 2014-UBS3, XA, IO	1.435%	6/10/47	7,426,856	318,941	(d)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2, AF1 (1 mo. USD LIBOR + 0.420%)	2.735%	7/25/36	321,273	310,411	(d)(e)
Credit Suisse Mortgage Trust, 2014-USA, A2	3.953%	9/15/37	3,290,000	3,304,375	(e)
Credit Suisse Mortgage Trust, 2017-RPL1, M1	3.097%	7/25/57	20,370,000	18,408,715	(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Credit Suisse Mortgage Trust, 2017-RPL3, A1 (12 mo. USD LIBOR + 2.320%)	4.000%	8/1/57	$32,393,710	$32,060,566	(d)(e)
Credit Suisse Mortgage Trust, 2017-RPL3, B2	4.750%	8/1/57	21,088,763	22,458,752	(d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K015, X1, IO	1.743%	7/25/21	2,117,307	73,279	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K050, X1, IO	0.459%	8/25/25	171,562,713	3,365,443	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K064, X1, IO	0.744%	3/25/27	52,177,802	2,217,870	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K720, X1, IO	0.648%	8/25/22	80,772,822	1,273,917	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K723, X1, IO	1.075%	8/25/23	122,854,011	4,485,031	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K725, X1, IO	0.843%	1/25/24	147,499,262	4,663,617	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K049, X1, IO	0.734%	7/25/25	96,275,415	3,235,923	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007, ZA	6.000%	5/15/36	33,648	37,033
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947, SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.644%	10/15/41	560,924	79,027	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298, PI, IO	4.000%	4/15/43	1,145,437	162,379
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813, CJ	3.000%	8/15/48	6,035,108	5,796,456
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328, S4, IO	1.500%	2/15/38	2,707,781	161,962	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1, M2 (1 mo. USD LIBOR + 2.200%)	4.515%	2/25/24	8,280,098	8,462,347	(d)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ1, M2 (1 mo. USD LIBOR + 2.500%)	4.815%	8/25/24	$24,427	$24,478	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2, M2 (1 mo. USD LIBOR + 2.200%)	4.515%	9/25/24	8,722,326	8,920,149	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3, M3F (1 mo. USD LIBOR + 3.700%)	6.015%	4/25/28	7,179,000	8,213,603	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3, M1 (1 mo. USD LIBOR + 0.800%)	3.115%	3/25/29	1,957,464	1,959,881	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3, M2 (1 mo. USD LIBOR + 1.350%)	3.665%	3/25/29	24,500,000	24,670,299	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.444%	11/25/19	33,734,883	297,454	(d)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01, M2 (1 mo. USD LIBOR + 5.250%)	7.565%	10/25/23	25,335,000	28,866,289	(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01, M2 (1 mo. USD LIBOR + 4.400%)	6.715%	1/25/24	24,225,000	27,210,576	(d)
Federal National Mortgage Association (FNMA) ACES, 2016-M2, X3, IO	2.019%	4/25/36	26,508,636	1,051,362	(d)
Federal National Mortgage Association (FNMA) REMIC, 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	4.215%	1/25/41	205,528	27,728	(d)
Federal National Mortgage Association (FNMA) REMIC, 2011-59, NZ	5.500%	7/25/41	478,534	518,073
Federal National Mortgage Association (FNMA) REMIC, 2012-118, CI, IO	3.500%	12/25/39	492,222	52,354
Federal National Mortgage Association (FNMA) REMIC, 2012-134, SK, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.835%	12/25/42	824,019	125,881	(d)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-28, B	6.500%	6/25/39	$11,151	$11,841
Federal National Mortgage Association (FNMA) REMIC, 2012-75, AO, PO	0.000%	3/25/42	27,817	24,266
Federal National Mortgage Association (FNMA) REMIC, 2012-75, NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.285%	7/25/42	118,409	19,424	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-93, UI, IO	3.000%	9/25/27	852,164	70,055
Federal National Mortgage Association (FNMA) REMIC, 2013-14, IG, IO	4.000%	3/25/43	545,335	109,506
Federal National Mortgage Association (FNMA) REMIC, 2013-29, QI, IO	4.000%	4/25/43	1,713,365	351,807
Federal National Mortgage Association (FNMA) REMIC, 2013-73, IB, IO	3.500%	7/25/28	2,087,576	190,671
Federal National Mortgage Association (FNMA) REMIC, 2013-9, CB	5.500%	4/25/42	151,294	163,571
Federal National Mortgage Association (FNMA) REMIC, 2014-47, AI, IO	1.626%	8/25/44	2,184,018	109,757	(d)
Federal National Mortgage Association (FNMA) STRIPS, 390, C3, IO	6.000%	7/25/38	23,791	5,060
Federal National Mortgage Association (FNMA) STRIPS, 407, 22, IO	5.000%	1/25/39	15,374	3,337
Federal National Mortgage Association (FNMA) STRIPS, 407, 23, IO	5.000%	1/25/39	8,167	1,982	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407, 27, IO	5.500%	1/25/39	8,482	1,662	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407, 34, IO	5.000%	1/25/38	13,114	2,683
Federal National Mortgage Association (FNMA) STRIPS, 407, 41, IO	6.000%	1/25/38	19,276	4,517
Federal National Mortgage Association (FNMA) STRIPS, 407, C10, IO	5.000%	1/25/38	74,002	15,794
Federal National Mortgage Association (FNMA) STRIPS, 409, C13, IO	3.500%	11/25/41	175,005	34,568
Federal National Mortgage Association (FNMA) STRIPS, 409, C2, IO	3.000%	4/25/27	268,190	21,000
Flagstar Mortgage Trust, 2018-2, A4	3.500%	4/25/48	38,589,608	37,358,051	(d)(e)
FREMF Mortgage Trust, 2012-K20, X2A, IO	0.200%	5/25/45	21,452,969	121,900	(e)
FREMF Mortgage Trust, 2013-KF02, C (1 mo. LIBOR + 4.000%)	6.307%	12/25/45	6,679	6,682	(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
FRESB Mortgage Trust, 2015-SB7, A10 (2.950% to 11/25/25 then 1 mo. USD LIBOR + 0.700%)	2.950%	9/25/35	$5,085,918	$4,917,159	(d)
GMACM Mortgage Loan Trust, 2006-AR1, 1A1	3.821%	4/19/36	740,354	690,273	(d)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1(-1.000x1mo. USD LIBOR + 6.500%)	4.199%	3/20/39	14,365	461	(d)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.349%	1/20/40	45,523	3,988	(d)
Government National Mortgage Association (GNMA), 2011-140, AI, IO	4.000%	10/16/26	162,936	14,014
Government National Mortgage Association (GNMA), 2011-H01, AF (1 mo. USD LIBOR + 0.450%)	2.724%	11/20/60	874,140	875,292	(d)
Government National Mortgage Association (GNMA), 2011-H11, FB (1 mo. USD LIBOR + 0.500%)	2.774%	4/20/61	1,363,371	1,366,656	(d)
Government National Mortgage Association (GNMA), 2012-43, SN, IO (-1.000 x 1 mo. LIBOR + 6.600%)	4.290%	4/16/42	3,589,536	684,054	(d)
Government National Mortgage Association (GNMA), 2014-134, IA, IO	0.594%	1/16/55	100,597,747	2,499,049	(d)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.662%	5/16/55	45,620,337	2,008,449	(d)
Government National Mortgage Association (GNMA), 2014-176, IA, IO	4.000%	11/20/44	1,353,067	297,402
Government National Mortgage Association (GNMA), 2015-167, OI, IO	4.000%	4/16/45	498,645	101,115
Government National Mortgage Association (GNMA), 2015-36, MI, IO	5.500%	3/20/45	1,560,861	347,557
Government National Mortgage Association (GNMA), 2018-H07, FD (1 mo. USD LIBOR + 0.300%)	2.574%	5/20/68	2,203,704	2,197,567	(d)
GreenPoint Mortgage Funding Trust, 2005-HY1, 1A1B (1 mo. USD LIBOR + 0.360%)	2.675%	7/25/35	14,259,250	13,697,066	(d)
GS Mortgage Securities Trust, 2013-GC16, B	5.161%	11/10/46	500,000	525,291	(d)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
GS Mortgage Securities Trust, 2014-GC20, AAB	3.655%	4/10/47	$3,051,000	$3,067,109
GS Mortgage Securities Trust, 2018-RPL1, A1A	3.750%	10/25/57	32,870,000	32,500,837	(e)
HomeBanc Mortgage Trust, 2004-2, A1 (1 mo. USD LIBOR + 0.740%)	3.055%	12/25/34	4,022,510	3,994,498	(d)
IMPAC CMB Trust Series, 2004-7, 1A1 (1 mo. USD LIBOR + 0.740%)	3.055%	11/25/34	8,642,226	8,594,263	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C17, XA, IO	0.962%	1/15/47	32,124,910	1,069,827	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.724%	7/15/47	700,000	692,828	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6, B (1 mo. LIBOR + 2.280%)	4.587%	11/15/31	3,831,521	3,837,694	(d)(e)
JPMorgan Mortgage Trust, 2005-S3, 1A1	6.500%	1/25/36	700,675	570,690
JPMorgan Mortgage Trust, 2015-5, A9	3.119%	5/25/45	3,084,070	3,067,788	(d)(e)
JPMorgan Mortgage Trust, 2018-3, A1	3.500%	9/25/48	48,747,814	47,568,653	(d)(e)
JPMorgan Mortgage Trust, 2018-4, A1	3.500%	10/25/48	19,106,329	18,508,269	(d)(e)
JPMorgan Mortgage Trust, 2018-5, A1	3.500%	10/25/48	57,541,219	56,385,158	(d)(e)
JPMorgan Resecuritization Trust Series, 2014-6, 1A2 (1 mo. USD LIBOR + 0.210%)	2.468%	7/27/36	7,421,783	6,349,172	(d)(e)
La Hipotecaria Panamanian Mortgage Trust, 2007-1GA, A (Panamanian Mortgage Reference Rate - 1.250%)	4.250%	12/23/36	140,704	137,975	(d)(e)
MASTR Adjustable Rate Mortgages Trust, 2005-7, 3A1	3.944%	9/25/35	81,782	60,805	(d)
Merrill Lynch Mortgage Investors Trust Series, 2006-A1, 1A1	4.143%	3/25/36	622,733	506,562	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10, A4	4.218%	7/15/46	100,000	102,352	(d)
New Residential Mortgage Loan Trust, 2016-3A, A1B	3.250%	9/25/56	7,842,864	7,740,059	(d)(e)
New Residential Mortgage Loan Trust, 2016-4A, A1	3.750%	11/25/56	9,454,823	9,452,289	(d)(e)
New Residential Mortgage Loan Trust, 2017-4A, A1	4.000%	5/25/57	37,093,740	37,522,135	(d)(e)
Provident Funding Mortgage Loan Trust, 2005-1, 1A1	3.642%	5/25/35	2,534	2,540	(d)
RALI Series Trust, 2006-QO7, 3A2 (1 mo. USD LIBOR + 0.205%)	2.520%	9/25/46	745,468	697,228	(d)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
RAMP Series Trust, 2005-SL1, A7	8.000%	5/25/32	$38,381	$31,261
Regal Trust IV (11th District Cost of Funds + 1.500%)	2.434%	9/29/31	368	342	(d)(e)
Residential Asset Securitization Trust, 2005-A15, 1A4	5.750%	2/25/36	1,180,208	1,170,012
Rosslyn Portfolio Trust, 2017-ROSS, A (1 mo. LIBOR + 0.950%)	3.257%	6/15/33	7,590,000	7,690,355	(d)(e)
Silverstone Master Issuer PLC, 2018-1A, 1A (3 mo. USD LIBOR + 0.390%)	2.859%	1/21/70	7,200,000	7,216,603	(d)(e)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2, 4A1	4.140%	3/25/34	221,224	219,581	(d)
Structured Asset Mortgage Investments II Trust, 2005-AR7, 4A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	4.203%	3/25/46	351,555	356,401	(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series, 2003-9A, 2A2	4.200%	3/25/33	203,766	203,254	(d)
Towd Point Mortgage Trust, 2016-3, A1	2.250%	4/25/56	9,545,274	9,330,133	(d)(e)
VNDO Mortgage Trust, 2012-6AVE, A	2.996%	11/15/30	100,000	98,161	(e)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR13, A1B2 (1 mo. USD LIBOR + 0.980%)	3.295%	11/25/34	10,172,436	10,191,857	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR9, A1A (1 mo. USD LIBOR + 0.640%)	2.955%	7/25/45	98,731	98,991	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR11, A	4.189%	10/25/34	306,577	307,122	(d)
Wells Fargo Commercial Mortgage Trust, 2014-LC16, XA, IO	1.495%	8/15/50	33,159,126	1,408,835	(d)
Wells Fargo Commercial Mortgage Trust, 2016-C36, A4	3.065%	11/15/59	5,870,000	5,545,025
WFRBS Commercial Mortgage Trust, 2012-C7, XA, IO	1.562%	6/15/45	428,104	15,904	(d)(e)
WFRBS Commercial Mortgage Trust, 2014-C24, B	4.204%	11/15/47	1,670,000	1,605,806	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $587,351,301)				581,887,385

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.4%
U.S. Government Agencies - 0.3%
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	7,960,000	7,773,801

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - 12.1%
U.S. Treasury Bonds	3.000%	5/15/45	$20,240,000	$19,144,194
U.S. Treasury Bonds	3.000%	5/15/47	68,850,000	64,869,609
U.S. Treasury Bonds	2.750%	8/15/47	23,930,000	21,425,296
U.S. Treasury Bonds	2.750%	11/15/47	128,900,000	115,320,184
U.S. Treasury Bonds	3.125%	5/15/48	550,000	530,288
U.S. Treasury Notes	2.875%	10/15/21	3,570,000	3,573,765
U.S. Treasury Notes	2.875%	11/30/25	57,090,000	56,909,364

Total U.S. Government Obligations				281,772,700

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $307,623,453)				289,546,501

ASSET-BACKED SECURITIES - 6.5%
Apidos CLO XXII, 2015-22A, A1 (3 mo. USD LIBOR + 1.500%)	3.969%	10/20/27	3,000,000	3,002,661	(d)(e)
Ares XXXIII CLO Ltd., 2015-1A, A1R (3 mo. USD LIBOR + 1.350%)	4.101%	12/5/25	5,000,000	5,004,880	(d)(e)
Argent Securities Inc., Pass-Through Certificates Series, 2003-W3, M1 (1 mo. USD LIBOR + 1.125%)	3.440%	9/25/33	96,374	95,708	(d)
Argent Securities Inc., Pass-Through Certificates Series, 2004-W5, AV3B (1 mo. USD LIBOR + 0.900%)	3.215%	4/25/34	944,360	939,901	(d)
Bayview Financial Asset Trust, 2007-SR1A, M2 (1 mo. LIBOR + 0.900%)	3.215%	3/25/37	592,895	573,552	(d)(e)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A	4.213%	12/16/41	21,480,208	21,639,656	(e)
Countrywide Asset-Backed Certificates, 2006-SD3, A1 (1 mo. USD LIBOR + 0.330%)	2.645%	7/25/36	44,825	42,230	(d)(e)
Countrywide Asset-Backed Certificates, 2007-13, 2A1 (1 mo. USD LIBOR + 0.900%)	3.215%	10/25/47	28,507	28,264	(d)
Countrywide Asset-Backed Certificates Trust, 2004-5, 2A (1 mo. USD LIBOR + 0.500%)	2.815%	10/25/34	2,696,397	2,661,806	(d)
Credit Suisse Mortgage Trust, 2017-RPL1, A1	2.750%	7/25/57	25,730,257	23,892,685	(d)(e)
Credit-Based Asset Servicing & Securitization LLC, 2007-SP1, A4	5.556%	12/25/37	303,262	309,173	(d)(e)
EMC Mortgage Loan Trust, 2006-A, A1 (1 mo. USD LIBOR + 0.450%)	2.765%	12/25/42	8,762	8,780	(d)(e)
Hertz Vehicle Financing II LP, 2017-1A, A	2.960%	10/25/21	25,400,000	25,063,755	(e)
LCM XXIII LTD., 2023-A, A1 (3 mo. USD LIBOR + 1.400%)	3.869%	10/20/29	2,500,000	2,516,903	(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
MASTR Asset Backed Securities Trust, 2007-NCW, A1 (1 mo. USD LIBOR + 0.300%)	2.615%	5/25/37	$7,156,076	$6,735,512	(d)(e)
Merrill Lynch Mortgage Investors Trust Series, 2006-FF1, M5 (1 mo. USD LIBOR + 0.390%)	2.705%	8/25/36	20,305,000	20,032,919	(d)
Morgan Stanley Mortgage Loan Trust, 2007-2AX, 2A1 (1 mo. USD LIBOR + 0.090%)	2.405%	12/25/36	32,514	19,957	(d)
OHA Loan Funding Ltd., 2015-1A, AR (3 mo. USD LIBOR + 1.410%)	4.026%	8/15/29	500,000	503,206	(d)(e)
Origen Manufactured Housing Contract Trust, 2007-A, A2	4.966%	4/15/37	700,609	689,229	(d)
RAAC Series Trust, 2006-SP1, M1 (1 mo. USD LIBOR + 0.400%)	2.715%	9/25/45	2,093,805	2,071,820	(d)
RAAC Trust, 2006-RP3, A (1 mo. USD LIBOR + 0.270%)	2.585%	5/25/36	209,825	206,654	(d)(e)
RAMP Series Trust, 2006-RZ4, A3 (1 mo. USD LIBOR + 0.270%)	2.585%	10/25/36	1,259,444	1,244,183	(d)
Renaissance Home Equity Loan Trust, 2003-2, A (1 mo. USD LIBOR + 0.880%)	3.195%	8/25/33	960,077	942,557	(d)
Renaissance Home Equity Loan Trust, 2007-3, AV2 (1 mo. USD LIBOR + 1.000%)	3.315%	9/25/37	296,347	240,644	(d)
Renaissance Home Equity Loan Trust, 2007-3, AV3 (1 mo. USD LIBOR + 1.800%)	4.115%	9/25/37	1,297,474	1,053,479	(d)
Residential Funding Securities Corp., 2002-RP2, A1 (1 mo. USD LIBOR + 1.500%)	3.815%	10/25/32	2,921	2,777	(d)(e)
SBA Small Business Investment Cos, 2016-10A, 1	2.507%	3/10/26	3,523,326	3,416,012
SLM Student Loan Trust, 2006-10, A6 (3 mo. USD LIBOR + 0.150%)	2.640%	3/25/44	8,600,000	8,338,232	(d)
Small Business Administration, 2017-10A, 1	2.845%	3/10/27	2,734,520	2,677,251
Southern Pacific Secured Asset Corp., 201998-2, A1 (1 mo. USD LIBOR + 0.340%)	2.655%	7/25/29	216	211	(d)
Structured Asset Securities Corp., 2004-SC1, A	8.346%	12/25/29	14,492	14,199	(d)(e)
Structured Asset Securities Corp., 2005-WF1, A3 (1 mo. USD LIBOR + 0.660%)	2.975%	2/25/35	141,965	142,382	(d)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Structured Asset Securities Corp. Mortgage Pass Through Certificates Series, 2001-SB1, A2	3.375%	8/25/31	$412,875	$407,936
Towd Point Mortgage Trust, 2017-1, A1	2.750%	10/25/56	10,113,892	9,893,955	(d)(e)
Truman Capital Mortgage Loan Trust, 2005-1, A (1 mo. USD LIBOR + 0.430%)	2.745%	3/25/37	40,602	41,198	(d)(e)
UCFC Manufactured Housing Contract, 1998-2, A4	6.587%	10/15/29	5,806,290	6,079,010

TOTAL ASSET-BACKED SECURITIES (Cost - $150,334,571)				150,533,277

CORPORATE BONDS & NOTES - 3.1%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,240,000	1,235,350	(e)

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	1,610,000	1,540,554

FINANCIALS - 2.1%
Banks - 2.1%
Bank of Montreal, Senior Secured Notes	1.750%	6/15/21	12,200,000	11,762,059	(e)
International Bank for Reconstruction & Development, Senior Notes (Secured Overnight Financing Rate + 0.22%)	2.450%	8/21/20	35,000,000	34,992,561	(d)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	1/7/19	1,620,000	1,567,350	(d)(f)

Total Banks				48,321,970

Insurance - 0.0%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	8,944	12,030	(e)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.396%	2/12/23	39,292	39,734	(d)(e)

Total Insurance				51,764

TOTAL FINANCIALS				48,373,734

INDUSTRIALS - 0.8%
Transportation Infrastructure - 0.8%
DP World Ltd., Senior Notes	5.625%	9/25/48	20,510,000	18,930,730	(e)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.1%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	$1,980,000	$1,859,792	(e)

TOTAL CORPORATE BONDS & NOTES (Cost - $73,847,436)				71,940,160

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.8%
U.S. Treasury Bonds, Inflation Indexed	0.375%	7/15/25	6,057,005	5,831,681
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,835,740	3,323,318
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	10,934,502	9,679,454
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	13,019,066	12,225,123
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	13,019,712	11,823,865
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	106,240	103,244

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $45,542,465)				42,986,685

SOVEREIGN BONDS - 1.7%
Kuwait - 0.4%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	8,660,000	8,402,867	(e)

Mexico - 0.4%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	10,410,000	9,000,850

Qatar - 0.8%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	18,110,000	18,184,613	(g)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,580,000	1,505,222	(g)

Total Qatar				19,689,835

Saudi Arabia - 0.1%
Saudi Government International Bonds, Senior Notes	2.875%	3/4/23	3,600,000	3,446,331	(e)

TOTAL SOVEREIGN BONDS (Cost - $42,217,593)				40,539,883

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
U.S. Treasury 2-Year Notes Futures, Put @ $104.50	2/22/19	1,742	3,484,000	27,220
U.S. Treasury 2-Year Notes Futures, Put @ $104.63	2/22/19	1,742	3,484,000	54,437
U.S. Treasury 5-Year Notes Futures, Put @ $106.50	2/22/19	20,586	20,586,000	321,656

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 5-Year Notes Futures, Put @ $106.75	2/22/19	380	$380,000	$5,938
U.S. Treasury 5-Year Notes Futures, Put @ $108.25	12/21/18	367	367,000	0
U.S. Treasury 5-Year Notes Futures, Put @ $112.75	12/21/18	22	22,000	3,609
U.S. Treasury 10-Year Notes Futures, Call @ $119.25	12/21/18	85	85,000	45,156
U.S. Treasury 10-Year Notes Futures, Call @ $123.00	12/21/18	2,000	2,000,000	0
U.S. Treasury 10-Year Notes Futures, Call @ $123.50	12/21/18	2,005	2,005,000	0
U.S. Treasury 10-Year Notes Futures, Call @ $126.00	2/22/19	11,771	11,771,000	367,844
U.S. Treasury 10-Year Notes Futures, Call @ $126.50	2/22/19	3,000	3,000,000	46,875
U.S. Treasury 10-Year Notes Futures, Put @ $117.00	1/25/19	170	170,000	10,625
U.S. Treasury 10-Year Notes Futures, Put @ $117.50	12/21/18	170	170,000	5,313
U.S. Treasury 10-Year Notes Futures, Put @ $117.50	1/25/19	170	170,000	18,594
U.S. Treasury 10-Year Notes Futures, Put @ $119.25	12/21/18	85	85,000	27,891
U.S. Treasury Long-Term Bonds Futures, Call @ $138.00	12/21/18	2	2,000	4,313
U.S. Treasury Long-Term Bonds Futures, Call @ $139.50	12/21/18	170	170,000	188,594
U.S. Treasury Long-Term Bonds Futures, Call @ $140.00	12/21/18	246	246,000	207,562
U.S. Treasury Long-Term Bonds Futures, Call @ $150.00	12/21/18	320	320,000	5,000
U.S. Treasury Long-Term Bonds Futures, Call @ $150.50	12/21/18	1,250	1,250,000	0
U.S. Treasury Long-Term Bonds Futures, Call @ $151.00	12/21/18	509	509,000	0
U.S. Treasury Long-Term Bonds Futures, Call @ $153.00	1/25/19	148	148,000	4,625

TOTAL PURCHASED OPTIONS (Cost - $1,770,402)				1,345,252

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,376,609,169)				2,347,411,288

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	Value
SHORT-TERM INVESTMENTS - 36.0%
U.S. Government Agencies - 13.8%
Federal Home Loan Bank (FHLB), Discount Notes	2.049%	12/26/18	$73,000,000	$72,894,588	(h)
Federal Home Loan Bank (FHLB), Discount Notes	2.231%	1/9/19	170,000,000	169,589,450	(h)
Federal Home Loan Bank (FHLB), Discount Notes	2.296%	1/30/19	80,000,000	79,697,120	(h)

Total U.S. Government Agencies (Cost - $322,167,994)				322,181,158

U.S. Treasury Bills - 8.5%
U.S. Treasury Bills (Cost - $198,218,916)	2.460%	4/25/19	200,000,000	198,065,528	(h)

			SHARES
Overnight Deposits - 13.7%
BNY Mellon Cash Reserve Fund (Cost - $318,875,555)	0.700%		318,875,555	318,875,555

TOTAL SHORT-TERM INVESTMENTS (Cost - $839,262,465)				839,122,241

TOTAL INVESTMENTS - 136.6% (Cost - $3,215,871,634)				3,186,533,529
Liabilities in Excess of Other Assets - (36.6)%				(853,756,000)

TOTAL NET ASSETS - 100.0%				$2,332,777,529

(a)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2018, the Fund held TBA securities with a total cost of $909,542,660.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS

Exchange-Traded Written Options
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Put	12/21/18	$112.25	384	$384,000	$18,000
U.S. Treasury 10-Year Notes Futures, Call	12/21/18	120.00	342	342,000	69,469
U.S. Treasury 10-Year Notes Futures, Call	12/21/18	118.50	330	330,000	350,625
U.S. Treasury 10-Year Notes Futures, Put	12/21/18	118.50	256	256,000	28,000
U.S. Treasury 10-Year Notes Futures, Put	12/21/18	118.75	192	192,000	30,000
U.S. Treasury 10-Year Notes Futures, Put	12/21/18	119.00	14	14,000	3,281
U.S. Treasury 10-Year Notes Futures, Call	1/25/19	120.00	962	962,000	405,844
U.S. Treasury 10-Year Notes Futures, Call	1/25/19	120.50	270	270,000	75,937
U.S. Treasury 10-Year Notes Futures, Call	12/21/18	119.00	1,848	1,848,000	1,270,500
U.S. Treasury 10-Year Notes Futures, Call	12/21/18	119.50	762	762,000	297,656
U.S. Treasury Long-Term Bonds Futures, Call	12/21/18	139.00	802	802,000	1,140,344
U.S. Treasury Long-Term Bonds Futures, Call	12/21/18	141.00	126	126,000	59,063
U.S. Treasury Long-Term Bonds Futures, Call	12/21/18	142.00	126	126,000	31,500
U.S. Treasury Long-Term Bonds Futures, Put	12/21/18	137.00	59	59,000	7,375
U.S. Treasury Long-Term Bonds Futures, Put	12/21/18	138.00	43	43,000	10,750
U.S. Treasury Long-Term Bonds Futures, Put	12/21/18	139.00	43	43,000	22,172
U.S. Treasury Long-Term Bonds Futures, Call	1/25/19	141.00	128	128,000	116,000
U.S. Treasury Long-Term Bonds Futures, Call	2/22/19	143.00	171	171,000	120,234

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $2,765,858)					$4,056,750

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

At November 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	20,396	12/19	$4,948,973,514	$4,944,755,250	$(4,218,264)
90-Day EuroDollar	161	3/20	39,322,527	39,036,462	(286,065)
90-Day EuroDollar	4,050	6/20	984,868,915	982,125,000	(2,743,915)
U.S. Treasury 2-Year Notes	3,487	3/19	735,282,450	735,702,519	420,069
U.S. Treasury 5-Year Notes	20,756	3/19	2,341,999,759	2,344,617,229	2,617,470
U.S. Treasury Ultra Long-Term Bonds	1,877	3/19	285,534,847	286,066,531	531,684

					(3,679,021)

Contracts to Sell:
90-Day EuroDollar	1,611	12/18	394,581,963	391,483,069	3,098,894
U.S. Treasury 10-Year Notes	15,312	3/19	1,822,957,618	1,829,066,250	(6,108,632)
U.S. Treasury Long-Term Bonds	921	3/19	128,508,811	128,853,656	(344,845)

					(3,354,583)

Net unrealized depreciation on open futures contracts					$(7,033,604)

At November 30, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$ 101,430,000	3/29/19	3-Month LIBOR quarterly	1.597% semi-annually	$—	$(369,619)
1,053,300,000	8/24/19	3-Month LIBOR quarterly	1.582% semi-annually	—	(9,704,993)
80,580,000	9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	(765,750)
118,590,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(1,760,346)
164,460,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	(24,261)	(3,146,360)
986,646,000	12/18/21	3-Month LIBOR quarterly	3.230% semi-annually	1,585,426	2,032,740
207,868,000	8/31/22	3-Month LIBOR quarterly	2.850% semi-annually	(762,126)	(225,973)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$ 47,690,000	12/1/22	3-Month LIBOR quarterly	2.169% semi-annually	$—	$(1,473,437)
	416,620,000	12/19/23	3-Month LIBOR quarterly	Daily U.S. Federal Funds Intraday Effective Rate + 0.310% quarterly	—	(33,499)
	217,655,000	12/18/29	3.300% semi-annually	3-Month LIBOR quarterly	(1,123,556)	(2,092,479)
	144,525,000	2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	65,565	(3,639,048)

Total	$3,539,364,000				$(258,952)	$(21,178,764)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.31 Index	$590,170,000	12/20/23	1.000% quarterly	$6,785,185	$8,520,115	$(1,734,930)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$1,168,632,145	—	$1,168,632,145
Collateralized Mortgage Obligations	—	581,887,385	—	581,887,385
U.S. Government & Agency Obligations	—	289,546,501	—	289,546,501
Asset-Backed Securities	—	150,533,277	—	150,533,277
Corporate Bonds & Notes	—	71,940,160	—	71,940,160
U.S. Treasury Inflation Protected Securities	—	42,986,685	—	42,986,685
Sovereign Bonds	—	40,539,883	—	40,539,883
Purchased Options	$1,345,252	—	—	1,345,252

Total Long-Term Investments	1,345,252	2,346,066,036	—	2,347,411,288

Short-Term Investments†:
U.S. Government Agencies	—	322,181,158	—	322,181,158
Overnight Deposits	—	318,875,555	—	318,875,555
U.S. Treasury Bills	—	198,065,528	—	198,065,528

Total Short-Term Investments	—	839,122,241	—	839,122,241

Total Investments	$1,345,252	$3,185,188,277	—	$3,186,533,529

Other Financial Instruments:
Futures Contracts	$6,668,117	—	—	$6,668,117
Centrally Cleared Interest Rate Swaps	—	$2,032,740	—	2,032,740

Total Other Financial Instruments	$6,668,117	$2,032,740	—	$8,700,857

Total	$8,013,369	$3,187,221,017	—	$3,195,234,386

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$4,056,750	—	—	$4,056,750
Futures Contracts	13,701,721	—	—	13,701,721
Centrally Cleared Interest Rate Swaps	—	$23,211,504	—	23,211,504
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	1,734,930	—	1,734,930

Total	$17,758,471	$24,946,434	—	$42,704,905

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2019